Related Party Balances and Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 39,064	$ 39,985
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	219	223
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 39,283	$ 40,208

[1]	The above balances represent unpaid loan and expenses to these related parties.